Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.21163%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,324,279.43

Principal:
Principal Collections	$19,629,248.09
Prepayments in Full	$9,590,486.82
Liquidation Proceeds	$329,836.32
Recoveries	$40,794.92
Sub Total	$29,590,366.15
Collections	$30,914,645.58

Purchase Amounts:
Purchase Amounts Related to Principal	$313,465.04
Purchase Amounts Related to Interest	$1,506.74
Sub Total	$314,971.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,229,617.36

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,229,617.36
Servicing Fee	$556,450.32	$556,450.32	$0.00	$0.00	$30,673,167.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,673,167.04
Interest - Class A-2a Notes	$14,454.52	$14,454.52	$0.00	$0.00	$30,658,712.52
Interest - Class A-2b Notes	$14,604.93	$14,604.93	$0.00	$0.00	$30,644,107.59
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$30,260,315.92
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$30,118,484.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,118,484.25
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$30,061,509.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,061,509.58
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$30,019,130.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,019,130.00
Regular Principal Payment	$27,410,269.58	$27,410,269.58	$0.00	$0.00	$2,608,860.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,608,860.42
Residual Released to Depositor	$0.00	$2,608,860.42	$0.00	$0.00	$0.00
Total		$31,229,617.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,410,269.58
Total					$27,410,269.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,678,291.28	$52.83	$14,454.52	$0.05	$16,692,745.80	$52.88
Class A-2b Notes	$7,924,433.61	$52.83	$14,604.93	$0.10	$7,939,038.54	$52.93
Class A-3 Notes	$2,807,544.69	$7.44	$383,791.67	$1.02	$3,191,336.36	$8.46
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$27,410,269.58	$20.81	$654,037.04	$0.50	$28,064,306.62	$21.31

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$16,678,291.28	0.0528296	$0.00	0.0000000
Class A-2b Notes	$7,924,433.61	0.0528296	$0.00	0.0000000
Class A-3 Notes	$377,500,000.00	1.0000000	$374,692,455.31	0.9925628
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$589,542,724.89	0.4475251	$562,132,455.31	0.4267178

Pool Information
Weighted Average APR	2.327%	2.316%
Weighted Average Remaining Term	39.25	38.41
Number of Receivables Outstanding	38,096	37,277
Pool Balance	$667,740,379.25	$637,518,624.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$618,755,612.95	$590,892,017.05
Pool Factor	0.4669519	0.4458178

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$9,562,779.37
Yield Supplement Overcollateralization Amount	$46,626,607.84
Targeted Overcollateralization Amount	$75,386,169.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,386,169.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$358,718.09
(Recoveries)		87	$40,794.92
Net Loss for Current Collection Period			$317,923.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5713%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8328%
Second Prior Collection Period			0.4567%
Prior Collection Period			0.5486%
Current Collection Period			0.5846%
Four Month Average (Current and Prior Three Collection Periods)			0.6056%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,001	$8,403,182.87
(Cumulative Recoveries)			$810,721.56
Cumulative Net Loss for All Collection Periods			$7,592,461.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5309%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,199.49
Average Net Loss for Receivables that have experienced a Realized Loss			$3,794.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.28%	386	$8,152,854.38
61-90 Days Delinquent	0.12%	36	$771,844.62
91-120 Days Delinquent	0.03%	9	$222,115.40
Over 120 Days Delinquent	0.06%	17	$355,437.73
Total Delinquent Receivables	1.49%	448	$9,502,252.13

Repossession Inventory:
Repossessed in the Current Collection Period		30	$573,594.12
Total Repossessed Inventory		44	$843,818.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1774%
Prior Collection Period			0.1811%
Current Collection Period			0.1663%
Three Month Average			0.1749%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2117%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer